                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2003
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           Check here if Amendment [ ]: Amendment Number:____________

                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:
Name:             Glenview Capital Management, LLC
Address:          399 Park Avenue, 39th Floor
                  New York, NY 10022


Form 13F File Number:  28-10134
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Lawrence M. Robbins
Title:            Chief Executive Officer
Phone:            212-812-4730

Signature, Place and Date of Signing:

/s/ Lawrence M. Robbins        399 Park Avenue, 39th Floor       May 15, 2003
-------------------------      New York, NY 10022




Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:





Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         64

Form 13F Information Table Value Total:        $514,403.61 (thousands)

List of Other Included Managers:                None

                                                     Form 13F INFORMATION TABLE

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                 Column 1          Column 2      Column 3    Column 4          Column 5           Column 6  Column 7     Column 8
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                  Name of         Class Title     CUSIP   Value (x$1000)  Shrs or  SH/PRN Put/ Investment  Other   Voting authority
                                                                                                                   -----------------
                  Issuer                                                  prn amt.        Call discretion managers Sole Shared None
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Accredo Health Inc                  Common      00437V104    17,037.30     700,000   SH          Yes      None     Sole
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AdvancePCS                          Common      00790K109    17,981.73     634,500   SH          Yes      None     Sole
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AES Corp                            Common      00130H105     1,267.00     350,000   SH          Yes      None     Sole
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American Electric Power Inc         Common      025537101     6,283.75     275,000   SH          Yes      None     Sole
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American Std Cos Inc Del            Common      029712106     3,094.65      45,000   SH          Yes      None     Sole
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American Tower Corp                  CL A       029912201    13,717.20   2,485,000   SH          Yes      None     Sole
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American Tower Corp            NOTE 6.250% 10/1 029912AB8    11,567.63  14,150,000  PRN          Yes      None     Sole
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American Tower Corp             NOTE 5.000% 2/1 029912AF9     4,453.21   5,691,000  PRN          Yes      None     Sole
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AmerisourceBergen Corp              Common      03073E105     7,822.50     149,000   SH          Yes      None     Sole
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Aon Corporation                     Common      037389103    22,748.00   1,100,000   SH          Yes      None     Sole
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Asbury Automotive Group Inc         Common      043436104     6,083.20     760,400   SH          Yes      None     Sole
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Chiquita Brands Intl Inc            Common      170032809     2,468.25     225,000   SH          Yes      None     Sole
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Computer Assoc Intl Inc             Common      204912109    19,124.00   1,400,000   SH          Yes      None     Sole
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Concord Efs Inc                     Common      206197105    20,487.30   2,179,500   SH          Yes      None     Sole
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Cross Ctry Inc                      Common      22748P105     1,978.00     172,000   SH          Yes      None     Sole
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Enpro Inds Inc                      Common      29355X107       714.01     179,400   SH          Yes      None     Sole
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Ensco Intl Inc                      Common      26874Q100     5,102.00     200,000   SH          Yes      None     Sole
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Enterasys Networks Inc              Common      293637104     8,215.85   4,441,000   SH          Yes      None     Sole
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Exact Sciences Corp                 Common      30063P105       154.65      15,000   SH          Yes      None     Sole
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Express Scripts Inc                 Common      302182100     2,784.95      50,000   SH          Yes      None     Sole
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Extreme Networks Inc                Common      30226D106     3,051.78     704,800   SH          Yes      None     Sole
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First Niagara Finl Group Inc        Common      33582U100     1,175.10     100,000   SH          Yes      None     Sole
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Gemstar - TV Guide Intl Inc         Common      36866W106     4,775.20   1,301,500   SH          Yes      None     Sole
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GlobalSantaFe Corp                    SHS       G3930E101     4,130.00     200,000   SH          Yes      None     Sole
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Halliburton Co                      Common      406216101     2,591.25     125,000   SH          Yes      None     Sole
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Homestore Inc                       Common      437852106       350.00     625,000   SH          Yes      None     Sole
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ICN Pharmaceuticals Inc New         Common      448924100     4,455.00     500,000   SH          Yes      None     Sole
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IMS Health Inc                      Common      449934108     3,902.50     250,000   SH          Yes      None     Sole
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Infineon Technologies AG         Sponsored ADR  45662N103     1,206.00     180,000   SH          Yes      None     Sole
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Integrated Device Technology        Common      458118106     6,749.00     850,000   SH          Yes      None     Sole
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Intel Corp                          Common      458140100     8,140.00     500,000   SH          Yes      None     Sole
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Janus Cap Group Inc                 Common      47102X105    12,529.00   1,100,000   SH          Yes      None     Sole
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L-3 Communications Hldgs Inc        Common      502424104     4,017.00     100,000   SH          Yes      None     Sole
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Laboratory Corp Amer Hldgs          COM NEW     50540R409    38,545.00   1,300,000   SH          Yes      None     Sole
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Macrovision Corp                    Common      555904101     4,196.50     350,000   SH          Yes      None     Sole
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Mandalay Resort Group               Common      562567107     2,756.00     100,000   SH          Yes      None     Sole
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MayTag Corp                         Common      578592107     3,806.00     200,000   SH          Yes      None     Sole
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Micron Technology Inc               Common      595112103     2,442.00     300,000   SH          Yes      None     Sole
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Microsoft Corp                      Common      594918104     4,842.00     200,000   SH          Yes      None     Sole
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Nasdaq 100 TR                     UNIT SER 1    631100104    10,100.00     400,000   SH          Yes      None     Sole
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Officemax Inc                       Common      67622M108       515.00     100,000   SH          Yes      None     Sole
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Oxford Health Plans Inc             Common      691471106    15,180.00     500,000   SH          Yes      None     Sole
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Paxson Communications Corp          Common      704231109       437.31     200,600   SH          Yes      None     Sole
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Pfizer Inc                          Common      717081103     9,348.00     300,000   SH          Yes      None     Sole
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Providian Finl Corp                 Common      74406A102    13,776.00   2,100,000   SH          Yes      None     Sole
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Providian Finl Corp                NOTE 2/1     74406AAB8    19,603.08  54,453,000  PRN          Yes      None     Sole
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RibaPharm Inc                       Common      762537108     1,036.00     200,000   SH          Yes      None     Sole
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Rowan Cos Inc                       Common      779382100     2,949.00     150,000   SH          Yes      None     Sole
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SPX Corp                            Common      784635104    34,060.94     997,100   SH          Yes      None     Sole
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Sappi Ltd                        SPON ADR NEW   803069202     9,442.60     791,500   SH          Yes      None     Sole
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SBA Communications Corp             Common      78388J106     1,320.00   1,000,000   SH          Yes      None     Sole
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Seagate Technology                    SHS       G7945J104     8,833.92     856,000   SH          Yes      None     Sole
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Synavant Inc                        Common      87157A105     4,226.69   2,641,679   SH          Yes      None     Sole
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Synopsys Inc                        Common      871607107     7,449.93     175,000   SH          Yes      None     Sole
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Talisman Energy Inc                 Common      87425E103     9,918.97     250,100   SH          Yes      None     Sole
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Transocean Inc                       ORD        G90078109     3,067.50     150,000   SH          Yes      None     Sole
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Tyco Intl Ltd New                   Common      902124106     7,748.15     602,500   SH          Yes      None     Sole
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USA Interactive                     Common      902984103     2,009.25      75,000   SH          Yes      None     Sole
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Viacom Inc                          CL B        925524308     2,739.00      75,000   SH          Yes      None     Sole
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Wellchoice Inc                      Common      949475107     4,141.78     196,200   SH          Yes      None     Sole
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Westar Energy Inc                   Common      95709T100    20,604.00   1,700,000   SH          Yes      None     Sole
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Williams Cos Inc Del                Common      969457100     5,725.00   1,250,000   SH          Yes      None     Sole
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Willis Group Holdings Ltd            SHS        G96655108    29,777.50   1,075,000   SH          Yes      None     Sole
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Yum Brands Inc                      Common      988498101     3,649.50     150,000   SH          Yes      None     Sole
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                                                        514,403.61
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